Other Net Income - Summary of Other Net Income (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income [Line Items]
Government grants	[1]	¥ 4,688	¥ 4,040	¥ 4,209
Gains/(losses) on disposal of property, plant and equipment and right-of-use assets		300	363	57
Others		673	364	420
Other net income		5,661	4,767	4,686
Aircraft and spare engines and construction in progress [member]
Disclosure of other operating income [Line Items]
Gains/(losses) on disposal of property, plant and equipment and right-of-use assets		275	149	(18)
Other Property Plant And Equipment And Right Of Use Assets [Member]
Disclosure of other operating income [Line Items]
Gains/(losses) on disposal of property, plant and equipment and right-of-use assets		¥ 25	¥ 214	¥ 75

[1]	Government grants mainly include subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located. There are no unfulfilled conditions and other contingencies related to subsidies that have been recognized during the years ended December 31, 2022, 2021 and 2020.